Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (4,239,353)	$ (4,308,962)	$ (5,401,754)	$ (4,477,975)
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for credit losses	793,619	344,558	614,684	63,573
Depreciation and amortization	12,207	11,531	15,054	36,885
Amortization of loan costs	77,781	$ 40,267	53,689	$ 48,281
Changes in assets - (increase) decrease:
Other receivables	(81,073)		$ (25,882)
Prepaid expenses	(10,384)	$ (70,570)
Deposits	3,490			$ (4,875)
Loan costs				(15,450)
Changes in liabilities - increase (decrease):
Accounts payable and accrued expenses	410,048	$ 74,898	$ 554,867	$ 373,964
Dividends Payable		51,011
Deferred rent	(12,786)	(7,132)	(20,415)
Deferred salary	97,724	1,225,000	$ 907,598	$ 952,903
Payable for Rights Sales Agreement				1,500,000
NET CASH USED IN OPERATING ACTIVITIES	(2,948,727)	(2,639,399)	$ (3,302,159)	(1,522,805)
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans receivable originated	(4,271,850)	(2,587,016)	(4,781,022)	(403,000)
Loans receivable repaid	1,034,328	177,864	$ 276,077	43,911
Advances to officer		(427,196)		$ (267,832)
Purchase of property & equipment	(19,117)	(2,646)	$ (9,009)
Advances to IEG Holdings Limited ACN 131 987 838				$ (966,620)
NET CASH USED IN INVESTING ACTIVITIES	$ (3,256,639)	(2,838,994)	$ (4,513,954)	(1,593,541)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term debt		1,730,000	1,730,000	250,000
Proceeds from short-term loans	$ 400,000	640,000	669,980	500,000
Payments on short-term loans	(400,000)	$ (690,000)	(419,980)	(360,000)
Repayment of senior debt	$ (2,230,000)
Deposit on stock to be issued		$ 288,029
Deposit on preferred shares to be issued	$ 60,000	1,170,061	1,834,112	$ 936,763
Preferred dividends paid	(217,888)	$ (29,918)	(114,115)
Proceeds from issuance of preferred stock	5,940,000
Proceeds from issuance of common stock	3,917,524	$ 4,455,650	4,267,949	$ 1,892,861
NET CASH PROVIDED BY FINANCING ACTIVITIES	7,469,636	7,563,822	7,967,946	3,219,624
NET INCREASE IN CASH AND CASH EQUIVALENTS	1,264,270	2,085,429	151,833	103,278
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	433,712	281,879	281,879	178,601
CASH AND CASH EQUIVALENTS, END OF YEAR	1,697,982	2,367,308	433,712	281,879
Supplemental disclosures:
Interest paid in cash	$ 504,500	$ 320,379	$ 477,157	$ 94,125
Income taxes paid in cash
Advance officer offset against accrued wages and accrued expenses		$ 526,305
Deposit on preferred stock in lieu of accrued compensation			$ 85,989	$ 914,011
Issuance of common stock in lieu of payment of defered salary			1,000,000	$ 1,172,823
Issuance of common stock in lieu of payment of dividend on preferred shares			90,411
Issuance of common stock in lieu of loan payments			$ 390,000
Issuance of stock in lieu of payment of accrued compensation	$ 261,608	975,484
Issuance of common stock in lieu of repayment of short term loan		$ 90,000
Issuance of preferred stock in lieu of consulting fees	$ 279,500
Issuance of common stock in lieu of consulting fees	$ 146,954